Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
September 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 87.99%
Banking — 2.84%
Barclays 6.125% 12/15/25 μ, ψ	465,000	$ 515,280
Deutsche Bank 6.00% 10/30/25 μ, ψ	800,000	846,000
Popular 6.125% 9/14/23	555,000	596,625
SVB Financial Group 4.10% 2/15/31 μ, ψ	715,000	738,452
		2,696,357
Basic Industry — 9.12%
Allegheny Technologies
4.875% 10/1/29	105,000	105,525
5.125% 10/1/31	105,000	105,957
5.875% 12/1/27	105,000	111,169

Artera Services 144A 9.033% 12/4/25 #	860,000	934,175
Chemours
144A 4.625% 11/15/29 #	250,000	244,450
144A 5.75% 11/15/28 #	485,000	508,498

Eldorado Gold 144A 6.25% 9/1/29 #	460,000	456,525
First Quantum Minerals
144A 6.875% 10/15/27 #	440,000	465,890
144A 7.25% 4/1/23 #	300,000	305,625
144A 7.50% 4/1/25 #	520,000	534,082

Freeport-McMoRan 5.45% 3/15/43	578,000	712,385
Hudbay Minerals 144A 6.125% 4/1/29 #	215,000	225,492
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	490,000	495,512
LSF11 A5 HoldCo 144A 6.625% 10/15/29 #	230,000	230,000
M/I Homes 4.95% 2/1/28	613,000	642,117
New Gold 144A 7.50% 7/15/27 #	455,000	468,896
NOVA Chemicals 144A 4.25% 5/15/29 #	490,000	490,612
Novelis
144A 3.25% 11/15/26 #	95,000	96,471
144A 3.875% 8/15/31 #	95,000	94,079
144A 4.75% 1/30/30 #	130,000	137,013

Sylvamo 144A 7.00% 9/1/29 #	275,000	281,729
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	225,000	225,000
Venator Finance 144A 5.75% 7/15/25 #	335,000	317,074
WR Grace Holdings 144A 5.625% 8/15/29 #	460,000	474,955
		8,663,231
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods — 4.22%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	425,000	$ 452,030
Bombardier 144A 7.50% 12/1/24 #	275,000	286,344
Granite US Holdings 144A 11.00% 10/1/27 #	225,000	246,659
Intertape Polymer Group 144A 4.375% 6/15/29 #	520,000	529,287
Madison IAQ 144A 5.875% 6/30/29 #	455,000	459,006
Spirit AeroSystems 144A 5.50% 1/15/25 #	475,000	502,906
Terex 144A 5.00% 5/15/29 #	545,000	565,438
TK Elevator Holdco 144A 7.625% 7/15/28 #	215,000	230,050
TransDigm 144A 6.25% 3/15/26 #	706,000	736,887
		4,008,607
Communications — 7.58%
Altice France 144A 5.50% 10/15/29 #	690,000	683,906
Altice France Holding 144A 6.00% 2/15/28 #	705,000	678,154
Cincinnati Bell 144A 7.00% 7/15/24 #	300,000	305,694
Connect Finco 144A 6.75% 10/1/26 #	590,000	618,060
Consolidated Communications
144A 5.00% 10/1/28 #	220,000	227,436
144A 6.50% 10/1/28 #	220,000	239,254

Frontier Communications Holdings 144A 5.875% 10/15/27 #	265,000	281,894
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	310,000	328,987
Level 3 Financing 144A 4.25% 7/1/28 #	535,000	539,804
Sable International Finance 144A 5.75% 9/7/27 #	320,000	336,400
Sprint
7.625% 3/1/26	450,000	545,839
7.875% 9/15/23	625,000	699,125
T-Mobile USA
3.375% 4/15/29	260,000	271,570
3.50% 4/15/31	150,000	158,383

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	496,121
NQ-FLA [9/21] 11/21 (1918425)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Zayo Group Holdings 144A 6.125% 3/1/28 #	785,000	$ 796,916
		7,207,543
Consumer Cyclical — 13.43%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	446,613
Bath & Body Works
6.875% 11/1/35	295,000	370,594
6.95% 3/1/33	330,000	389,817
144A 9.375% 7/1/25 #	116,000	147,319

Bloomin' Brands 144A 5.125% 4/15/29 #	495,000	515,822
Boyd Gaming 4.75% 12/1/27	505,000	521,132
Caesars Entertainment
144A 6.25% 7/1/25 #	290,000	305,662
144A 8.125% 7/1/27 #	245,000	275,741
Carnival
144A 4.00% 8/1/28 #	335,000	338,769
144A 5.75% 3/1/27 #	1,155,000	1,195,425
144A 7.625% 3/1/26 #	355,000	379,406

Foot Locker 144A 4.00% 10/1/29 #	260,000	260,975
Ford Motor
8.50% 4/21/23	350,000	385,417
9.00% 4/22/25	110,000	132,416
Ford Motor Credit
3.375% 11/13/25	260,000	267,475
4.542% 8/1/26	270,000	291,487
5.584% 3/18/24	470,000	505,762

General Motors Financial 5.70% 9/30/30 μ, ψ	170,000	196,138
Jaguar Land Rover Automotive
144A 4.50% 10/1/27 #	200,000	194,370
144A 5.875% 1/15/28 #	255,000	256,408

Levi Strauss & Co. 144A 3.50% 3/1/31 #	454,000	459,108
MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #	385,000	410,506
MGM Resorts International 4.75% 10/15/28	445,000	469,475
Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	453,375
PetSmart 144A 7.75% 2/15/29 #	540,000	589,980
Rent-A-Center 144A 6.375% 2/15/29 #	450,000	486,000
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,170,000	1,198,406
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Scientific Games International
144A 7.25% 11/15/29 #	230,000	$ 258,724
144A 8.25% 3/15/26 #	460,000	488,750

Six Flags Entertainment 144A 4.875% 7/31/24 #	295,000	298,134
XHR 144A 4.875% 6/1/29 #	270,000	277,652
		12,766,858
Consumer Non-Cyclical — 1.66%
Energizer Holdings 144A 4.375% 3/31/29 #	380,000	377,625
JBS USA LUX 144A 5.50% 1/15/30 #	625,000	695,919
Kraft Heinz Foods 5.20% 7/15/45	400,000	501,854
		1,575,398
Energy — 13.40%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	495,000	506,373
144A 7.00% 11/1/26 #	230,000	238,048

Callon Petroleum 6.125% 10/1/24	335,000	329,774
CNX Midstream Partners 144A 4.75% 4/15/30 #	240,000	244,014
CNX Resources
144A 6.00% 1/15/29 #	485,000	513,494
144A 7.25% 3/14/27 #	225,000	239,839

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	522,000	546,911
DCP Midstream Operating 5.125% 5/15/29	685,000	772,123
EQM Midstream Partners
144A 4.75% 1/15/31 #	290,000	301,968
144A 6.50% 7/1/27 #	195,000	219,570
Genesis Energy
5.625% 6/15/24	100,000	99,875
7.75% 2/1/28	375,000	375,150
8.00% 1/15/27	775,000	785,707

Murphy Oil 6.375% 7/15/28	815,000	862,881
NuStar Logistics
5.625% 4/28/27	185,000	197,389
6.00% 6/1/26	267,000	288,857
6.375% 10/1/30	530,000	583,663
Occidental Petroleum
3.50% 8/15/29	500,000	509,185
6.125% 1/1/31	490,000	588,845
6.45% 9/15/36	225,000	283,359
6.60% 3/15/46	190,000	238,807
6.625% 9/1/30	340,000	419,475

PDC Energy 5.75% 5/15/26	588,000	612,990

2    NQ-FLA [9/21] 11/21 (1918425)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Southwestern Energy
5.375% 3/15/30	275,000	$ 297,131
7.75% 10/1/27	455,000	492,105
Targa Resources Partners
144A 4.00% 1/15/32 #	360,000	372,492
6.50% 7/15/27	535,000	577,522

TechnipFMC 144A 6.50% 2/1/26 #	885,000	949,419
Western Midstream Operating 4.75% 8/15/28	265,000	289,441
		12,736,407
Financial Services — 4.52%
AerCap Holdings 5.875% 10/10/79 μ	600,000	626,970
Air Lease 4.65% 6/15/26 μ, ψ	450,000	471,938
Ally Financial
4.70% 5/15/26 μ, ψ	470,000	490,668
8.00% 11/1/31	330,000	476,378

Credit Suisse Group 144A 4.50% 9/3/30 #, μ, ψ	470,000	461,775
Hightower Holding 144A 6.75% 4/15/29 #	300,000	307,875
Midcap Financial Issuer Trust
144A 5.625% 1/15/30 #	295,000	292,571
144A 6.50% 5/1/28 #	410,000	428,827

UBS Group 144A 4.375% 2/10/31 #, μ, ψ	730,000	739,271
		4,296,273
Healthcare — 7.40%
180 Medical 144A 3.875% 10/15/29 #	200,000	200,000
Bausch Health 144A 6.25% 2/15/29 #	685,000	678,794
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	440,861
CHS
144A 4.75% 2/15/31 #	470,000	473,525
144A 8.00% 3/15/26 #	240,000	254,814

DaVita 144A 4.625% 6/1/30 #	405,000	417,094
Encompass Health 4.75% 2/1/30	330,000	347,490
Hadrian Merger Sub 144A 8.50% 5/1/26 #	504,000	522,903
HCA
3.50% 9/1/30	170,000	180,266
5.375% 2/1/25	155,000	173,406
5.875% 2/15/26	125,000	143,438
5.875% 2/1/29	255,000	306,749

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)

Jaguar Holding II 144A 5.00% 6/15/28 #	252,000	$ 271,573
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	185,000	191,993
Mozart Debt Merger Sub
144A 3.875% 4/1/29 #	385,000	385,000
144A 5.25% 10/1/29 #	170,000	170,000

Organon & Co. 144A 5.125% 4/30/31 #	235,000	247,126
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	229,000	245,428
144A 7.375% 6/1/25 #	294,000	310,627

Surgery Center Holdings 144A 10.00% 4/15/27 #	245,000	264,906
Tenet Healthcare
144A 6.125% 10/1/28 #	265,000	278,716
6.75% 6/15/23	255,000	275,209
6.875% 11/15/31	223,000	256,275
		7,036,193
Insurance — 2.50%
AmWINS Group 144A 4.875% 6/30/29 #	615,000	624,410
GTCR AP Finance 144A 8.00% 5/15/27 #	156,000	164,824
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	735,000	754,294
USI 144A 6.875% 5/1/25 #	821,000	836,574
		2,380,102
Media — 8.24%
AMC Networks 4.25% 2/15/29	375,000	373,594
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	475,000	485,262
CCO Holdings
144A 4.50% 8/15/30 #	875,000	903,849
4.50% 5/1/32	120,000	123,750
144A 5.375% 6/1/29 #	365,000	394,656
Clear Channel Outdoor Holdings
144A 7.50% 6/1/29 #	290,000	301,963
144A 7.75% 4/15/28 #	230,000	242,383
CSC Holdings
144A 4.625% 12/1/30 #	900,000	854,352
144A 5.00% 11/15/31 #	440,000	422,268

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	484,000	501,545
Gray Television
144A 4.75% 10/15/30 #	275,000	270,531
144A 7.00% 5/15/27 #	210,000	225,488

Netflix 4.875% 4/15/28	190,000	219,213
Nexstar Media 144A 4.75% 11/1/28 #	345,000	358,329
NQ-FLA [9/21] 11/21 (1918425)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Nielsen Finance
144A 4.50% 7/15/29 #	125,000	$ 122,381
144A 4.75% 7/15/31 #	410,000	399,360

Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	951,947
Terrier Media Buyer 144A 8.875% 12/15/27 #	645,000	682,855
		7,833,726
Services — 4.48%
ADT Security 144A 4.125% 8/1/29 #	470,000	467,716
Gartner 144A 4.50% 7/1/28 #	395,000	415,244
Iron Mountain
144A 5.25% 3/15/28 #	460,000	481,275
144A 5.25% 7/15/30 #	260,000	276,245
Prime Security Services Borrower
144A 5.75% 4/15/26 #	265,000	286,998
144A 6.25% 1/15/28 #	920,000	952,338

Sotheby's 144A 5.875% 6/1/29 #	455,000	468,654
United Rentals North America 5.25% 1/15/30	430,000	471,387
White Cap Buyer 144A 6.875% 10/15/28 #	415,000	438,377
		4,258,234
Technology — 1.65%
Camelot Finance 144A 4.50% 11/1/26 #	445,000	462,800
Clarivate Science Holdings 144A 4.875% 7/1/29 #	640,000	642,048
MSCI 144A 3.625% 11/1/31 #	440,000	458,425
		1,563,273
Technology & Electronics — 2.30%
Black Knight InfoServ 144A 3.625% 9/1/28 #	410,000	412,563
Go Daddy Operating 144A 3.50% 3/1/29 #	475,000	471,437
Qorvo 144A 3.375% 4/1/31 #	240,000	253,356
Sensata Technologies 144A 4.00% 4/15/29 #	575,000	586,040
SS&C Technologies 144A 5.50% 9/30/27 #	440,000	465,163
		2,188,559
Transportation — 3.25%
Air Canada 144A 3.875% 8/15/26 #	310,000	313,193
Carriage Purchaser 144A 7.875% 10/15/29 #	175,000	174,704
Delta Air Lines 7.375% 1/15/26	224,000	264,013
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Seaspan 144A 5.50% 8/1/29 #	730,000	$ 745,673
Stena International 144A 6.125% 2/1/25 #	200,000	207,160
United Airlines Holdings 4.875% 1/15/25	965,000	990,331
VistaJet Malta Finance 144A 10.50% 6/1/24 #	360,000	391,500
		3,086,574
Utilities — 1.40%
Calpine
144A 4.625% 2/1/29 #	85,000	83,831
144A 5.00% 2/1/31 #	510,000	510,638

PG&E 5.25% 7/1/30	240,000	246,000
Vistra Operations 144A 4.375% 5/1/29 #	485,000	488,579
		1,329,048
Total Corporate Bonds (cost $80,746,596)		83,626,383

Loan Agreements — 10.73%
Air Canada 4.25% (LIBOR03M + 3.50%) 8/11/28 •	176,000	176,990
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	1,454,124	1,477,451
Calpine 2.59% (LIBOR01M + 2.50%) 12/16/27 •	640	639
DIRECTV Financing 5.75% (LIBOR03M + 5.00%) 8/2/27 •	335,000	335,663
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	368,200	379,591
Frontier Communications Tranche B 4.50% (LIBOR03M + 3.75%) 5/1/28 •	194,513	194,695
Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	524,358	526,325
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	729,487	732,614
Green Energy Partners Tranche B-1 6.50% (LIBOR03M + 5.50%) 11/13/21 •	247,028	233,750
Green Energy Partners Tranche B-2 6.50% (LIBOR03M + 5.50%) 11/13/21 •	65,452	61,934
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	493,750	495,833

4    NQ-FLA [9/21] 11/21 (1918425)

	Principal amount°	Value (US $)

Loan Agreements (continued)
Informatica 2nd Lien 7.125% 2/25/25	535,000	$ 543,694
Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 •	482,575	483,609
Precisely Software 2nd Lien 8.00% (LIBOR03M + 7.25%) 4/23/29 •	250,000	251,458
Schweitzer-Mauduit International Tranche B 4.50% (LIBOR03M + 3.75%) 2/9/28 •	242,393	241,938
Solenis International 2nd Lien 8.584% (LIBOR01M + 8.50%) 6/26/26 •	768,588	770,125
Sovos Compliance 1st Lien 5.00% (LIBOR03M + 4.50%) 8/11/28 •	115,120	115,965
Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26 •	490,950	492,348
Tecta America 2nd Lien 9.25% (LIBOR01M + 8.50%) 4/9/29 •	275,000	275,000
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	914,000	931,899
Vantage Specialty Chemicals 1st Lien 4.50% (LIBOR03M + 3.50%) 10/28/24 •	342,332	336,170
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	169,000	163,698
Verscend Holding Tranche B 4.084% (LIBOR01M + 4.00%) 8/27/25 •	972,347	975,021
Total Loan Agreements (cost $10,066,908)		10,196,410
	Number of shares
Short-Term Investments — 2.71%
Money Market Mutual Funds — 2.71%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	644,283	644,283
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	644,284	644,284
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	644,284	$ 644,284
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	644,284	644,284
Total Short-Term Investments (cost $2,577,135)		2,577,135

Total Value of Securities—101.43% (cost $93,390,639)		96,399,928
Liabilities Net of Receivables and Other Assets—(1.43%)		(1,354,576)
Net Assets Applicable to 14,926,872 Shares Outstanding—100.00%		$95,045,352
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $58,505,035, which represents 61.55% of the Series' net assets.
>	PIK. 100% of the income received was in the form of cash.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
NQ-FLA [9/21] 11/21 (1918425)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment were outstanding at September 30, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Sovos Compliance 1st Lien TBD 8/11/28	$19,880	$19,880	$20,026	$146
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar
6    NQ-FLA [9/21] 11/21 (1918425)